UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

      Report for the Calendar Year or Quarter Ended December 31, 2010


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:            Jasinkiewicz Capital Management, LLC

Address:         51 JFK Parkway
                 Suite 307
                 Short Hills, New Jersey 07078


13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Jasinkiewicz
Title:   Managing Member
Phone:   973-671-0663


Signature, Place and Date of Signing:


/s/ Paul Jasinkiewicz          New York, New York           February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:  $15,729
                                        (thousands)


List of Other Included Managers:

NONE

                                           FORM 13F INFORMATION TABLE
                                      Jasinkiewicz Capital Management, LLC
                                                December 31, 2010


COLUMN 1                  COLUMN  2   COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8

                          TITLE                    VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER            OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE     SHARED   NONE
AMERICAN ELEC PWR INC        COM      025537101      234     6,515    SH          Sole        NONE       6,515
APACHE CORP                  COM      037411105      224     1,875    SH          Sole        NONE       1,875
CARBO CERAMICS INC           COM      140781105      700     6,758    SH          Sole        NONE       6,758
CARRIZO OIL & CO INC         COM      144577103      259     7,500    SH          Sole        NONE       7,500
CLOUD PEAK ENERGY INC        COM      18911Q102      303    13,061    SH          Sole        NONE      13,061
CONCHO RES INC               COM      20605P101    1,076    12,276    SH          Sole        NONE      12,276
CORE LABORATORIES N V        COM      N22717107    1,041    11,691    SH          Sole        NONE      11,691
DEVON ENERGY CORP NEW        COM      25179M103      740     9,422    SH          Sole        NONE       9,422
FLOTEK INDS INC DEL          COM      343389102      444    81,497    SH          Sole        NONE      81,497
HALLIBURTON CO               COM      406216101      530    12,987    SH          Sole        NONE      12,987
HESS CORP                    COM      42809H107      471     6,151    SH          Sole        NONE       6,151
KEY ENERGY SVCS INC          COM      492914106      215    16,563    SH          Sole        NONE      16,563
LUFKIN INDS INC              COM      549764108      648    10,380    SH          Sole        NONE      10,380
MARATHON OIL CORP            COM      565849106      463    12,491    SH          Sole        NONE      12,491
NABORS INDUSTRIES LTD        SHS      G6359F103      290    12,377    SH          Sole        NONE      12,377
NATIONAL OILWELL VARCO INC   COM      637071101    1,191    17,703    SH          Sole        NONE      17,703
NEXTERA ENERGY INC           COM      65339F101      504     9,699    SH          Sole        NONE       9,699
NOBLE ENERGY INC             COM      655044105    1,156    13,432    SH          Sole        NONE      13,432
NORTHERN OIL & GAS INC NEV   COM      665531109      241     8,870    SH          Sole        NONE       8,870
PATRIOT COAL CORP            COM      70336T104      273    14,086    SH          Sole        NONE      14,086
PIONEER NAT RES CO           COM      723787107      950    10,938    SH          Sole        NONE      10,938
RANGE RES CORP               COM      75281A109      625    13,905    SH          Sole        NONE      13,905
ROSETTA RESOURCES INC        COM      777779307      250     6,653    SH          Sole        NONE       6,653
SEADRILL LIMITED             SHS      G7945E105      677    19,970    SH          Sole        NONE      19,970
SM ENERGY CO                 COM      78454L100      203     3,437    SH          Sole        NONE       3,437
TOREADOR RES CORP            COM      891050106      311    20,024    SH          Sole        NONE      20,024
TRANSATLANTIC PETROLEUM LTD  SHS      G89982105      100    30,000    SH          Sole        NONE      30,000
WHITING PETE CORP NEW        COM      966387102    1,244    10,615    SH          Sole        NONE      10,615
WILLBROS GROUP INC DEL       COM      969203108      366    37,316    SH          Sole        NONE      37,316










SK 26653 0001 1161153